Equity investments measured at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2020
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Equity investments measured at fair value through other comprehensive income
17	EQUITY INVESTMENTS MEASURED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

	December 31, 2020	December 31, 2019
	RMB	RMB
China Pacific Insurance (Group) Co.,Ltd.	188	185
Chengdu Huaqi Houpu Holding Co.,Ltd.	228	191
Other items	486	546

	902	922

The above equity investments are planned to be held for a long term by the Group for strategic purpose, the Group designates them as equity investments at fair value through other comprehensive income.
Dividends amounting to RMB 25 were received on these investments during the year ended December 31, 2020 (2019: RMB
22, 2018: RMB 52).